Segment Information - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 65,385	$ 49,204
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	41,232	32,723
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	6,620	7,869
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	9,354	5,661
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	8,006	2,661
Other
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 173	$ 290